Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of expected useful lives of property, plant and equipment

Property and equipment	Useful life
Right-of-use assets	Life of lease
Leasehold improvements	Life of lease
Fixtures, fitting and equipment	5 years
Computer hardware and software	3 years